Long Term Debt	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Long term debt	Long Term Debt
Long term debt is comprised of the following borrowings:

			December 31,
Borrower	Commencement	Maturity	2024	2025
Staloudi - Marilem - Kastrolem	April 2024	September 2025	$40,800	$—
Monagrouli	April 2020	April 2027	16,720	16,720
Pelea - Vasstwo - Eniaprohi - Vassone	December 2018	December 2028	17,750	17,750
Staloudi - Marilem - Kastrolem - Maxdeka - Shikoku - Shikokutessera - Glovertwo	September 2025	August 2030	—	77,613
Shimafive	October 2023	October 2030	22,500	21,000
Shimaseven	January 2024	January 2031	22,875	21,375
Sub Total Term Loan credit facility			$120,645	$154,458
Eptaprohi - Soffive - Marinouki - Pemer - Lofou	December 2022	December 2028	60,000	53,000
Armonikos - Metamou - Vaslem - Stalem	August 2024	August 2029	20,000	5,000
Safe Bulkers	July 2025	July 2030	—	5,000
Safe Bulkers	June 2025	June 2031	—	5,000
Pentakomo - Gloverthree - Gloverseven	June 2023	June 2031	25,000	46,250
Shimanine	September 2025	September 2032	—	7,200
Sub Total Revolving credit facility			$105,000	$121,450
Maxdeka	November 2019	August 2025	10,589	—
Shikoku	November 2019	August 2025	11,138	—
Shikokutessera	November 2019	August 2025	10,972	—
Glovertwo	November 2019	August 2025	10,200	—
Maxtessera	April 2021	October 2026	17,925	14,367
Kyotofriendo One	September 2022	September 2027	18,689	15,632
Pinewood	February 2021	February 2031	16,951	15,079
Shikokuepta	August 2021	August 2031	17,167	15,167
Agros	May 2022	May 2032	21,450	19,703
Yasudyo	September 2023	September 2033	27,251	25,452
Shimaeight	November 2023	November 2033	25,750	23,883
Shimasix	January 2024	January 2034	28,000	26,000
Sub Total Sale and leaseback financing			$216,082	$155,283
Safe Bulkers Participations	February 2022	February 2027	103,864	117,394
Sub Total Bond			$103,864	$117,394
Total			$545,591	$548,585
Current portion of long-term debt			60,799	44,849
Long-term debt			484,792	503,736
Total debt			$545,591	$548,585
Current portion of deferred financing costs			2,608	2,478
Deferred financing costs non-current			6,342	5,964
Total deferred financing costs			$8,950	$8,442
Total debt			$545,591	$548,585
Less: Total deferred financing costs			8,950	8,442
Total debt, net of deferred financing costs			$536,641	$540,143
Less: Current portion of long-term debt, net of current portion of deferred financing costs			58,191	42,371
Long-term debt, net of deferred financing costs, non-current			$478,450	$497,772
A. Term Loan Credit Facilities & Revolving Credit Facilities

During 2018, Pelea, Vasstwo, Eniaprohi and Vassone entered into a term loan credit facility with a financial institution for $47,750, secured by the vessels owned by them. The credit facility was drawn down in two tranches, a tranche of $23,075 drawn down in 2018 and a second tranche of $24,675 drawn down in 2019. During 2022, the maturity of the facility was extended to December 2028. In August 2025, the vessel owned by Pelea was released from the security package without any amendment in the credit facility.

During 2020, Monagrouli entered into a term loan credit facility with a financial institution for $26,400, regarding the newbuild vessel Monagrouli had agreed to acquire. The credit facility was drawn down in 2020 upon the delivery of the newbuild vessel.

In September 2021, Safe Bulkers amended one of its credit facilities with a financial institution and agreed to a new structure for a credit facility of $60,000 secured by the vessels owned by Eniadefhi, Maxdodeka, Gloverfour, Gloverfive and Youngone, comprising a term loan tranche of $30,000 and a reducing revolving credit facility tranche providing for a drawdown capacity of up to $30,000. In January 2024, the vessel owned by Youngone was released from the security package, and the availability of the revolving credit facility tranche was reduced by $5,000. In December 2024, the outstandings of the term loan tranche were prepaid in full and as of December 31, 2024, no amount was outstanding and an amount of $25,000 was available for drawdown under the reducing revolving credit facility tranche. In December 2024, Safe Bulkers entered into a new reducing revolving credit facility with the same financial institution for an amount of up to $100,000, to refinance the facility secured by the vessels owned by Eniadefhi, Maxdodeka, Gloverfour and Gloverfive. The new facility has a tenor of six years and is further secured by the vessels owned by Georgos and Agonistis. In June 2025 the Company amended the availability period of the facility, originally being September 2025 until May 2031, to June 2025 until March 2031. In December 2025, the Company amended the terms of the facility to incorporate a mechanism that adjusts the interest margin based on independently verified performance related to fleet carbon intensity index, measured against annual sustainability performance targets. As of December 31, 2025, an amount of $5,000 was outstanding and an amount of $92,500 was available for drawdown under the reducing revolving credit facility tranche.

In December 2021, Safe Bulkers entered into a credit facility with a financial institution for an amount up to $100,000 secured by the vessels owned by Youngtwo, Shikokupente, Maxeikositessera, Maxenteka, Maxpente and Shikokuennia, comprising a term loan tranche of $50,000 and a reducing revolving credit facility tranche providing for a drawdown capacity of up to $50,000. In July 2023, the vessel owned by Maxeikositessera was released from the security package, and in September 2023, the vessel owned by Shikokuokto was added to the security package, in both cases without any amendment of either the term loan tranche or the availability of the reducing revolving credit facility tranche. In December 2024, the outstandings of the term loan tranche were prepaid in full and as of December 31, 2024, no amount was outstanding and an amount of $50,000 was available for drawdown under the reducing revolving credit facility tranche. In July 2025, Safe Bulkers entered into a new reducing revolving credit facility with the same financial institution for an amount of up to $75,000 and a tenor of five years, which refinanced the facility secured by the vessels owned by Youngtwo, Shikokupente, Maxeikositessera, Maxenteka, Maxpente and Shikokuennia. As of December 31, 2025, an amount of $5,000 was outstanding and an amount of $66,875 was available for drawdown under this reducing revolving credit facility.

In December 2022, Eptaprohi, Soffive, Marinouki, Marathassa, Kerasies, Pemer and Lofou entered into a revolving reducing credit facility with a financial institution for an amount up to $80,000 secured by the vessels owned by them. During the year ended December 31, 2023, the maturity of the revolving reducing credit facility was extended from June 2028 to December 2028 and its margin was amended. In December 2023, the vessel owned by Kerasies was released from the security package without any amendment in the availability of the reducing revolving credit facility. In April 2024, the vessel owned by Marathassa was released from the security package without any amendment in the availability of the reducing revolving credit facility. In September 2025, the vessel owned by Pemer was released from the security package and the availability of the revolving credit facility was reduced by $3,663. As of December 31, 2025, an amount of $53,000 was outstanding and an amount of $4,798 was available for drawdown under this reducing revolving credit facility.

During 2022, Shimafive entered into a term loan credit facility with a financial institution for $25,500, regarding the newbuild vessel Shimafive had agreed to acquire. The credit facility was drawn down in October 2023 upon delivery of the newbuild vessel.

During 2022, Shimaseven entered into a term loan credit facility with a financial institution for $25,500, regarding the newbuild vessel Shimaseven had agreed to acquire. The credit facility was drawn down in January 2024 upon delivery of the newbuild vessel.
In January 2023, Pentakomo, Maxdekatria, Gloverthree,and Gloverseven entered into a credit facility with a financial institution for a reducing revolving credit facility providing for a drawdown capacity of up to $67,500, to be converted to a term loan credit facility in June 2026. The facility was made available in June 2023, upon delivery of the newbuild vessel Gloverseven had agreed to acquire. In March 2024, the vessel owned by Maxdekatria was released from the security package, and the availability of the revolving credit facility tranche was reduced by $9,050. As of December 31, 2025, an amount of $46,250 was outstanding and no amount was available for drawdown under this reducing revolving credit facility.

In April 2024, Kastrolem, Marilem, and Staloudi entered into a term loan credit facility with a financial institution for an amount up to $48,000 secured by the vessels owned by them. The credit facility was drawn down in April 2024. In April 2025, Kastrolem, Marilem, Staloudi, Maxdeka, Shikoku, Shikokutessera and Glovertwo entered into a new term loan credit facility with the same financial institution for an amount up to $84,300, secured by the vessels owned by them. The new facility was used to refinance the existing term loan credit facility secured by the vessels owned by Kastrolem, Marilem and Staloudi and to refinance the purchase of the vessels owned by Maxdeka, Shikoku, Shikokutessera and Glovertwo, which were previously under sale and leaseback financings with third parties, the relevant purchase options of which were exercised during 2024. The term loan credit facility was drawn down in September 2025.

In August 2024, Armonikos, Metamou, Vaslem and Stalem entered into a revolving reducing credit facility with a financial institution for an amount up to $50,000 secured by the vessels owned by them. As of December 31, 2025, an amount of $5,000 was outstanding and an amount of $38,750 was available for drawdown under this reducing revolving credit facility.

In July 2025, Shimanine entered into a new reducing revolving credit facility with a financial institution for an amount of up to $24,000 and a tenor of seven years, secured by the vessel owned by her. As of December 31, 2025, an amount of $7,200 was outstanding and an amount of $16,530 was available for drawdown under this reducing revolving credit facility.

B. Sale and Leaseback Financings

Sale and leaseback financing represents financing obtained from concluding an agreement to sell the vessel and then lease her back under a bareboat charter for a pre-determined period with either an obligation or an option to purchase (that is reasonably certain, at inception, will be exercised) the vessel back at the end of the respective charter period or an option to purchase the respective vessel during the charter period at predetermined purchase prices. Transactions which involve a purchase obligation (or a purchase option that is reasonably certain, at inception, that will be exercised) are treated as a failed sale and hence represent merely a financing arrangement. The above table includes eight such facilities outstanding as of December 31, 2025, whereby the relevant vessels were formerly owned by our respective subsidiaries and ownership will revert back to the Company on settlement of the outstanding amounts. Details of these facilities are as follows:

Each of Shikokutessera, Maxdeka, Shikoku and Glovertwo entered into a sale and leaseback agreement in November 2019, with third party companies, subsidiaries of a financial institution, regarding the respective vessel owned by the relevant subsidiary. Under these agreements, the respective vessel was sold and leased back on a bareboat charter basis, in the case of the vessel owned by Shikokutessera for a period of eight years, and in the case of the other three vessels for seven years, six months. Each respective subsidiary held an option to purchase back its respective vessel five years, nine months after the commencement of the respective bareboat charter. The purchase options for all four vessels were exercised in August 2024, and all four vessels were acquired back in August 2025, when all outstanding amounts under these sale and leaseback agreements were repaid.

Pinewood entered into a sale and leaseback agreement in January 2021, consummated in February 2021, with an unrelated third party, regarding the vessel owned by Pinewood. Under the agreement, the vessel was sold and leased back on a bareboat charter basis for a period of 10 years, with a purchase obligation at the end of the 10th year. Furthermore, Pinewood holds an option to purchase back the vessel after the three years of the bareboat charter, at predetermined purchase prices. In view of the obligation of Pinewood to purchase the vessel at the end of the bareboat charter, the Company has assessed that this transaction be recorded as financing transaction.
Maxtessera entered into a sale and leaseback agreement in March 2021, consummated in April 2021, with a third party company, subsidiary of a financial institution, regarding the vessel owned by Maxtessera. Under this agreement, the vessel was sold and leased back on a bareboat charter basis for a period of seven years. Maxtessera held an option to purchase back its vessel five years, six months after the commencement of the bareboat charter. The purchase option was exercised in October 2025, and the vessel will be acquired back in October 2026, when all outstanding amounts under this sale and leaseback agreement will be repaid.

Shikokuepta entered into a sale and leaseback agreement in July 2021, consummated in August 2021, with an unrelated third party, regarding the vessel owned by Shikokuepta. Under the agreement, the vessel was sold and leased back on a bareboat charter basis for a period of 10 years, with a purchase obligation at the end of the 10th year. Furthermore, Shikokuepta holds an option to purchase back the vessel after the three years of the bareboat charter, at predetermined purchase prices. In view of the obligation of Shikokuepta to purchase the vessel at the end of the bareboat charter, the Company has assessed that this transaction be recorded as financing transaction.

Agros entered into a sale and leaseback agreement in October 2020, with an unrelated third party, regarding the newbuild vessel Agros had agreed to acquire. The transaction was consummated in May 2022 upon delivery of the vessel to Agros. Under the agreement, the vessel was sold and leased back on a bareboat charter basis for a period of 10 years, with a purchase obligation at the end of the 10th year. Furthermore, Agros holds an option to purchase back the vessel after the three years of the bareboat charter, at predetermined purchase prices. In view of the obligation of Agros to purchase the vessel at the end of the bareboat charter, the Company has assessed that this transaction be recorded as a financing transaction.

Kyotofriendo One entered into a sale and leaseback agreement in September 2022 with an unrelated third party regarding the vessel owned by Kyotofriendo One. The transaction was consummated in September 2022. Under the agreement, the vessel was sold and leased back on a bareboat charter basis for a period of five years, with a purchase obligation at the end of the 5th year. Furthermore, Kyotofriendo One holds an option to purchase back the vessel after the three years of the bareboat charter, at predetermined purchase prices. In view of the obligation of Kyotofriendo One to purchase the vessel at the end of the bareboat charter, the Company has assessed that this transaction be recorded as a financing transaction.

Yasudyo entered into a sale and leaseback agreement in March 2023, with an unrelated third party, regarding the newbuild vessel Yasudyo had agreed to acquire. The transaction was consummated in September 2023 upon delivery of the vessel to Yasudyo. Under the agreement, the vessel was sold and leased back on a bareboat charter basis for a period of 10 years, with a purchase obligation at the end of the 10th year. Furthermore, Yasudyo holds an option to purchase back the vessel after the 3rd year of the bareboat charter, at predetermined purchase prices. In view of the obligation of Yasudyo to purchase the vessel at the end of the bareboat charter, the Company has assessed that this transaction be recorded as a financing transaction.

Shimaeight entered into a sale and leaseback agreement in October 2023, with an unrelated third party, regarding the newbuild vessel Shimaeight had agreed to acquire. The transaction was consummated in November 2023 upon delivery of the vessel to Shimaeight. Under the agreement, the vessel was sold and leased back on a bareboat charter basis for a period of 10 years, with a purchase obligation at the end of the 10th year. Furthermore, Shimaeight holds an option to purchase back the vessel after the three years of the bareboat charter, at predetermined purchase prices. In view of the obligation of Shimaeight to purchase the vessel at the end of the bareboat charter, the Company has assessed that this transaction be recorded as a financing transaction.

Shimasix entered into a sale and leaseback agreement in December 2023, with an unrelated third party, regarding the newbuild vessel Shimasix had agreed to acquire. The transaction was consummated in January 2024 upon delivery of the vessel to Shimasix. Under the agreement, the vessel was sold and leased back on a bareboat charter basis for a period of 10 years, with a purchase obligation at the end of the 10th year. Furthermore, Shimasix holds an option to purchase back the vessel after the three years of the bareboat charter, at predetermined purchase prices. In view of the obligation of Shimasix to purchase the vessel at the end of the bareboat charter, the Company has assessed that this transaction be recorded as a financing transaction.

Our financing facilities bear interest at the USD Secured Overnight Financing Rate (“SOFR”) plus a margin plus a credit adjustment spread where applicable, except for the Kyotofriendo One sale and leaseback transaction and a portion of the Maxtessera sale and leaseback transaction. The Kyotofriendo One financing facility and a portion of the Maxtessera financing facility are deemed to incur interest at a fixed rate calculated so that the initial facility amount be amortized to maturity down to the purchase option price of the vessels.
Our financing facilities are generally repayable by monthly or quarterly principal installments and a balloon payment due on maturity. The fair value of debt outstanding on December 31, 2025 amounted to $430,621 when valuing the Maxtessera and Kyotofriendo One loan facilities on the basis of the deemed equivalent fixed rate, as applicable on December 31, 2025, which are considered to be Level 2 items in accordance with the fair value hierarchy.

As of December 31, 2025, a total amount of $219,453 was available for drawdown under the reducing revolving credit facilities and reducing revolving credit facility tranches.

Our term loan and reducing revolving credit facilities were secured as follows:

•First priority mortgages over the vessels owned by the Company or title of ownership for the vessels under sale and lease back finance arrangements;
•First priority assignment of all insurances and earnings of the relevant vessels; and
•Guarantee from Safe Bulkers in respect of facilities entered into by Subsidiaries.
The financing agreements contain debt covenants including restrictions as to changes in management and ownership of the vessels, entering into certain long-term charters, additional indebtedness and mortgaging of vessels without the respective lender’s prior consent, minimum vessel insurance cover ratio requirements, as well as minimum fair vessel value ratio to outstanding loan principal requirements (the “Minimum Value Covenant”). The Minimum Value Covenant must not fall below 105%, 112%, 120%, 125% or 135% as the case may be. The borrowers are permitted to pay dividends to their owners as long as no event of default under the respective loan has occurred or has not been remedied or would occur as a result of the payment of such dividends.
Certain of the financing agreements require the respective borrowers to maintain at all times a minimum balance in each vessel operating account, ranging from $200 to $500.
The Safe Bulkers facilities and the corporate guarantees of the Company include the following financial covenants:
•total consolidated liabilities divided by total consolidated assets (based on the market value of all vessels owned or leased on a finance lease taking into account their employment, and the book value of all other assets), must not exceed 85% (the “Consolidated Leverage Covenant”);
•total consolidated assets (based on the market value of all vessels owned or leased on a finance lease taking into account their employment, and the book value of all other assets) less its total consolidated liabilities must not be less than $150,000 (the “Net Worth Covenant”);
•the ratio of EBITDA over consolidated interest expense must not be less than 2.0:1, on a trailing 12 months’ basis (the “EBITDA Covenant”);
•a minimum of 30% or 35%, as per the relevant agreement, of its voting and ownership rights shall remain directly or indirectly beneficially owned by the Hajioannou family for the duration of the relevant credit facilities and in the case of one facility Polys Hajioannou beneficially holds a minimum of 20% of the voting and ownership rights (the “Control Covenant”); and
•payment of dividends is subject to no event of default having occurred and be continuing or would occur as a result of the payment of such dividends.
The Minimum Value Covenant, Consolidated Leverage Covenant, EBITDA Covenant, Net Worth Covenant and Control Covenant do not apply to the Pinewood, Shikokuepta, Agros, Kyotofriendo One, Yasudyo, Shimaeight and Shimasix financing agreements. The Minimum Value Covenant does not apply to the Maxtessera financing agreement. The EBITDA Covenant does not apply to the Monagrouli, Shimafive and Shimaseven loan facilities.
As of December 31, 2025, the Company was in compliance with all debt covenants in effect, with respect to its financing facilities.
C. Unsecured Bond

In February 2022, the Company, through its wholly owned subsidiary, Safe Bulkers Participations Plc (the “Issuer”), issued €100,000,000 of unsecured bonds to investors and listed the bonds on the Athens Exchange (the "Bond"). The Bond matures in February 2027 and carries a coupon of 2.95%, payable semi-annually. The bond offering was completed on February 11, 2022, and the trading of the bonds on the Athens Exchange commenced on February 14, 2022.

The Bond can be called in part (pro rata) or in full by the Issuer on any coupon payment date, after the second anniversary and until six months prior to maturity. If the Bond is redeemed (in part or in full) on i) the 5th and/or 6th coupon payment date, bondholders will receive a premium of 1.5% on the nominal amount of the bond redeemed, ii) the 7th and/or 8th coupon payment date, bondholders will receive a premium of 0.5% on the nominal amount of the bond redeemed; and iii) the 9th coupon payment date, no premium shall be paid for a redemption. In case there is a material change in the tax treatment of the Bond for the Issuer, then the Issuer has the right, at any time, to fully prepay the Bond without paying any premium. The Issuer can exercise the early redemption right in part, one or more times, by prepaying each time a nominal amount of bonds equal to at least €10,000,000, provided that the remaining nominal amount of the bonds after the early redemption is not lower than €50,000,000.

As of December 31, 2025, the outstanding balance of the Bond amounted to $117,394. The fair value of the Bond determined through Level 1 of the fair value hierarchy as at December 31, 2025, amounted to €98,917 or $116,122.

The Bond includes the following financial covenants for the Company:
•total consolidated liabilities divided by total consolidated assets (based on the market value of all vessels owned or leased on a finance lease taking into account their employment, and the book value of all other assets), must not exceed 85%;
•total consolidated assets (based on the market value of all vessels owned or leased on a finance lease taking into account their employment, and the book value of all other assets) less its total consolidated liabilities must not be less than $150,000;
•the ratio of EBITDA over consolidated interest expense must not be less than 2.0:1, on a trailing 12 months’ basis; and
•a minimum of 30% of its voting and ownership rights shall remain directly or indirectly beneficially owned by the Hajioannou family for the duration of the Bond.
As of December 31, 2025, the Company was in compliance with all covenants in effect, with respect to the Bond.
The estimated minimum annual principal payments required to be made after December 31, 2025, based on the above credit facilities, sale and leaseback financings and the Bond are as follows:

To December 31,
2026	$44,849
2027	186,662
2028	84,783
2029	34,995
2030	72,259
2031 and thereafter	125,037
Total	$548,585
Total interest incurred on long-term debt for the years ended December 31, 2023, December 31, 2024 and December 31, 2025 amounted to $27,285, $33,011 and $31,068, respectively, which includes interest capitalized of $2,578, $1,636 and $725 for the years ended December 31, 2023, December 31, 2024 and December 31, 2025, respectively. The average interest rate (including the margin in the case of credit facilities and sale and leaseback financings and the coupon of the Bond) for all long-term debt during the years December 31, 2023, December 31, 2024 and December 31, 2025 was 6.034% p.a., 6.358% p.a. and 5.615% p.a., respectively.